MASSMUTUAL SELECT FUNDS

Supplement dated September 22, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the Large Cap Value Fund:

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual Select Large Cap Value Fund (the “Fund”) into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company (“MassMutual”), in its capacity as the majority shareholder of the Fund. MassMutual anticipates approving the reorganization by written consent in January 2018. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Fund’s assets and liabilities would be transferred to the MassMutual Select Diversified Value Fund in return for shares of the MassMutual Select Diversified Value Fund. Those shares would be distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the Fund would thus become shareholders of the MassMutual Select Diversified Value Fund and would receive shares of the MassMutual Select Diversified Value Fund with a value equal to their shares of the Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.

The Fund seeks both capital growth and income as its investment objective, while the MassMutual Select Diversified Value Fund seeks as its objective to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MassMutual Select Diversified Value Fund, nor is it a solicitation of any proxy. For more information regarding the MassMutual Select Diversified Value Fund, or to receive a free copy of a prospectus/information statement relating to the reorganization (and containing important information about fees, expenses, and risk considerations) once a registration statement relating to the reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-888-309-3539. The prospectus/information statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

Effective immediately, the section entitled “Purchase and Sale of Fund Shares” found on page 36 is restated in its entirety as follows:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the Fund into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company, in its capacity as the majority shareholder of the Fund, by written consent expected to be executed in January 2018. No assurance can be given that the reorganization will occur.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

Effective September 21, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the Diversified Value Fund.

Effective September 21, 2017, the following information replaces similar information found on pages 24-25 for the Diversified Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 150-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, each of Brandywine Global and T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Brandywine Global or T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective September 21, 2017, the REIT Risk found on page 26 is hereby deleted for the Diversified Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

Effective September 21, 2017, the following information replaces the information found on page 27 for the Diversified Value Fund under the heading Portfolio Managers in the section titled Management:

Subadvisers: Brandywine Global Investment Management, LLC (“Brandywine Global”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Managers:

Joseph J. Kirby is a Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Henry F. Otto is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Steven M. Tonkovich is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

John D. Linehan, CFA, is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since September 2017.

Effective September 21, 2017, the following information supplements the information for Loomis Sayles found under the heading Subadvisers and Portfolio Managers on page 137 in the section titled Management of the Funds:

Effective September 21, 2017, T. Rowe Price replaced Loomis Sayles as a co-subadviser of the Diversified Value Fund, therefore all references to Loomis Sayles as subadviser for the Diversified Value Fund are removed.

Effective September 21, 2017, the following information replaces the first sentence found on page 140 for T. Rowe Price under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages a portion of the portfolio of the Diversified Value Fund, Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, and Small Company Value Fund.

Effective September 21, 2017, the following information supplements the information found on pages 140-141 for T. Rowe Price under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

T. Rowe Price replaced Loomis Sayles as a co-subadviser of the Diversified Value Fund on September 21, 2017.

Effective September 21, 2017, the following information replaces similar information for John D. Linehan, CFA found on pages 140-141 for T. Rowe Price under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

John D. Linehan, CFA

is the portfolio manager of a portion of the Diversified Value Fund and Equity Opportunities Fund. Mr. Linehan, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Portfolio Manager for T. Rowe Price. Mr. Linehan joined T. Rowe Price in 1998 and has 25 years of investment experience. During the past five years, he has served as a portfolio manager and the head of U.S. Equity for T. Rowe Price.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-17-09

MASSMUTUAL SELECT FUNDS

MassMutual Select Diversified Value Fund

Supplement dated September 22, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective September 21, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the Diversified Value Fund.

Effective September 21, 2017, the following information replaces similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in stocks of companies that the subadvisers believe are undervalued in the marketplace. While the Fund does not limit its investments to issuers in a particular capitalization range, the subadvisers currently focus on securities of larger size companies. The Fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks, securities convertible into stocks, and other securities, such as warrants and stock rights, whose value is based on stock prices. The Fund typically invests most of its assets in securities of U.S. companies, but may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Brandywine Global Investment Management, LLC (“Brandywine Global”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. The Fund may hold a portion of its assets in cash or cash equivalents.

Brandywine Global invests in securities that meet its value criteria, primarily, price-to-earnings, price-to-book, price momentum, and share change and quality, based on both quantitative and fundamental analysis. Brandywine Global expects to hold approximately 150-250 stocks under normal market conditions.

Brandywine Global invests in securities of companies that meet its value criteria based on both quantitative and fundamental analysis. Brandywine Global’s investment process begins with a valuation screen that identifies large cap stocks with favorable financial ratios. A quantitative deselection process is then applied to eliminate equities that have poor price momentum or high share issuance. Finally Brandywine Global performs a thorough fundamental analysis which seeks to identify and eliminate (de-select) companies with deteriorating fundamentals, anticipated earnings declines, or material write-offs. Brandywine Global may also consider additional factors in its selection process.

Brandywine Global typically sells a security of a company when Brandywine Global believes it is no longer a large capitalization value company, if the company’s fundamentals deteriorate, when an investment opportunity arises that Brandywine Global believes is more compelling, or in order to realize gains or limit potential losses. However, Brandywine Global may retain securities of companies that no longer meet its initial purchase criteria.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

In pursuing its investment objective, each of Brandywine Global and T. Rowe Price has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, Brandywine Global or T. Rowe Price believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective September 21, 2017, the REIT Risk is hereby deleted under the heading Principal Risks in the section titled Investments, Risks, and Performance.

Effective September 21, 2017, the following information replaces the information found under the headings Subadviser and Portfolio Managers in the section titled Management:

Subadvisers: Brandywine Global Investment Management, LLC (“Brandywine Global”)

T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Portfolio Managers:

Joseph J. Kirby is a Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Henry F. Otto is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

Steven M. Tonkovich is a Managing Director and Portfolio Manager at Brandywine Global. He has managed the Fund since January 2010.

John D. Linehan, CFA, is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since September 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

DV 17-02

MASSMUTUAL SELECT FUNDS

MassMutual Select Large Cap Value Fund

Supplement dated September 22, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the MassMutual Select Large Cap Value Fund (the “Fund”) into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company (“MassMutual”), in its capacity as the majority shareholder of the Fund. MassMutual anticipates approving the reorganization by written consent in January 2018. No assurance can be given that the reorganization will occur.

Under the terms of the proposed Agreement and Plan of Reorganization, the Fund’s assets and liabilities would be transferred to the MassMutual Select Diversified Value Fund in return for shares of the MassMutual Select Diversified Value Fund. Those shares would be distributed pro rata to shareholders of the Fund in exchange for their Fund shares. Shareholders of the Fund would thus become shareholders of the MassMutual Select Diversified Value Fund and would receive shares of the MassMutual Select Diversified Value Fund with a value equal to their shares of the Fund at the time of the reorganization. The reorganization is expected to be a tax-free event for federal income tax purposes.

The Fund seeks both capital growth and income as its investment objective, while the MassMutual Select Diversified Value Fund seeks as its objective to achieve long-term growth of capital and income by investing primarily in a diversified portfolio of equity securities of larger, well-established companies.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the MassMutual Select Diversified Value Fund, nor is it a solicitation of any proxy. For more information regarding the MassMutual Select Diversified Value Fund, or to receive a free copy of a prospectus/information statement relating to the reorganization (and containing important information about fees, expenses, and risk considerations) once a registration statement relating to the reorganization has been filed with the Securities and Exchange Commission and becomes effective, please call 1-888-309-3539. The prospectus/information statement will also be available for free on the Securities and Exchange Commission’s Web site (http://www.sec.gov). Please read the prospectus/information statement carefully before making any investment decisions.

Effective immediately, the section entitled “Purchase and Sale of Fund Shares” is restated in its entirety as follows:

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund are generally available to retirement plans, other institutional investors, and individual retirement accounts. Fund shares are redeemable on any business day by written request, telephone, or internet (available to certain customers).

The Board of Trustees of the MassMutual Select Funds has approved the reorganization of the Fund into the MassMutual Select Diversified Value Fund. The reorganization is subject to approval by Massachusetts Mutual Life Insurance Company, in its capacity as the majority shareholder of the Fund, by written consent expected to be executed in January 2018. No assurance can be given that the reorganization will occur.

Descriptions of the MassMutual Select Diversified Value Fund and the terms of the reorganization will be contained in a combined prospectus/information statement, which is expected to be mailed to shareholders of the Fund in December 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

LCV 17-01

MASSMUTUAL SELECT FUNDS

Supplement dated September 22, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective September 21, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) replaced Loomis, Sayles & Company, L.P. (“Loomis Sayles”) as a co-subadviser of the Diversified Value Fund.

Effective September 21, 2017, the following information replaces similar information for the Diversified Value Fund found on page B-3 in the section titled General Information:

The subadvisers for the Diversified Value Fund are Brandywine Global Investment Management, LLC (“Brandywine Global”), located at 2929 Arch Street, 8th Floor, Philadelphia, Pennsylvania 19104, and T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202.

Effective September 21, 2017, the following information replaces the first sentence of the third paragraph on page B-43 in the section titled Additional Investment Policies under the heading Other Investment Companies:

T. Rowe Price may invest the assets of the Diversified Value Fund, Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, or Small Company Value Fund, respectively, into money market funds managed pursuant to applicable SEC exemptive orders.

Effective September 21, 2017, the following information replaces similar information found on page B-52 in the section titled Investment Restrictions of the Funds under the heading Non-Fundamental Investment Restrictions of the Funds:

(4) to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except this restriction shall not prohibit the investment by the Diversified Value Fund, Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, or the Small Company Value Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

Effective September 21, 2017, the following information replaces the second paragraph under the heading Unaffiliated Subadvisers found on page B-97 in the section titled Investment Advisory and Other Service Agreements:

Brandywine Global and T. Rowe Price both act as subadvisers for the Diversified Value Fund. Brandywine Global is a wholly-owned, independently operated subsidiary of Legg Mason, Inc., and is headquartered in Philadelphia with an office in San Francisco. Brandywine Global also operates two affiliated companies with offices in Singapore and London. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

Loomis Sayles and T. Rowe Price both act as subadvisers for the Blue Chip Growth Fund. Loomis Sayles is an indirect subsidiary of Natixis Global Asset Management, L.P. which owns, in addition to Loomis Sayles, a number of other asset management and distribution and service entities. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn owned by Natixis, a French investment banking and financial services firm. Natixis is principally owned by BPCE, France’s second largest banking group. The group includes two autonomous and complimentary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the

Banque Populaire regional cooperative banks. Loomis Sayles also provides subadvisory services for the MML Equity Fund, a series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective September 21, 2017, the information for Loomis Sayles related to the Diversified Value Fund found on page B-97 in the section titled Unaffiliated Subadvisers is hereby removed.

Effective September 21, 2017, the information under Loomis Sayles related to the Diversified Value Fund found on page B-324 in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.

Effective September 21, 2017, the following information supplements similar information for T. Rowe Price related to the Diversified Value Fund found on page B-341 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio manager of the Diversified Value Fund is John D. Linehan.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

John D. Linehan
Registered investment companies**	9	$42,560,659,764	0	$0
Other pooled investment vehicles	6	$11,543,013,307	0	$0
Other accounts	41	$6,271,814,922	0	$0

*	The information provided is as of July 31, 2017.
**	Does not include the Diversified Value Fund.

Ownership of Securities:

As of July 31, 2017, the portfolio manager did not own any shares of the Diversified Value Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-17-07